Expense Example {- Fidelity Real Estate Income Fund} - 07.31 Fidelity Real Estate Income Fund Retail PRO-11 - Fidelity Real Estate Income Fund - Fidelity Real Estate Income Fund	Sep. 29, 2022 USD ($)
Expense Example:
1 year	$ 73
3 years	227
5 years	395
10 years	$ 883